SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Tax-Managed Small/Mid Cap Fund
(the "Funds")

Supplement Dated July 2, 2021
to the Class F Prospectus (the "Prospectus") dated January 31, 2021, as amended on July 2, 2021

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Snow Capital Management, L.P. no longer serves as a sub-adviser to the Funds. As such, all references to Snow Capital Management, L.P. are hereby deleted from the Prospectus.

In addition, in the Fund Summary for the Small Cap Fund, Small Cap Value Fund and Tax-Managed Small/Mid Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Easterly Investment Partners LLC	Joshua Schachter, CFA	Since 2014	Senior Portfolio Manager
	Philip Greenblatt, CFA	Since 2020	Portfolio Manager, Senior Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Easterly Investment Partners LLC: Easterly Investment Partners LLC (EIP), located at 138 Conant Street, Beverly, Massachusetts, 01915 serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to EIP. Joshua Schachter, CFA is a Senior Portfolio Manager at EIP. Prior to EIP's acquisition of Snow Capital Management (SCM) in 2021, Mr. Schachter had been with SCM since the firm's inception in 2001. Mr. Schachter's responsibilities include research, selection and portfolio management. Philip Greenblatt, CFA is a Portfolio Manager and Senior Analyst at EIP. Mr. Greenblatt joined SCM in 2011 and was appointed to his current role in 2020.

In addition, under the same section, under the same sub-section, under the heading titled "Small Cap Value Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Easterly Investment Partners LLC: Easterly Investment Partners LLC (Easterly), located at 138 Conant Street, Beverly, Massachusetts, 01915 serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals manages the portion of the Small Cap Value Fund's assets allocated to EIP. Joshua Schachter, CFA is a Senior Portfolio Manager at EIP. Prior to EIP's acquisition of Snow Capital Management (SCM) in 2021, Mr. Schachter had been with SCM since the firm's inception in 2001. Mr. Schachter's responsibilities include research, selection and portfolio management. Philip Greenblatt, CFA is a Portfolio Manager and Senior Analyst at EIP. Mr. Greenblatt joined SCM in 2011 and was appointed to his current role in 2020.

In addition, under the same section, under the same sub-section, under the heading titled "Tax-Managed Small/Mid Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Easterly Investment Partners LLC: Easterly Investment Partners LLC (Easterly), located at 138 Conant Street, Beverly, Massachusetts, 01915 serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small/Mid Cap Fund's assets allocated to EIP. Joshua Schachter, CFA is a Senior Portfolio Manager at EIP. Prior to EIP's acquisition of Snow Capital Management (SCM) in 2021, Mr. Schachter had been with SCM since the firm's inception in 2001. Mr. Schachter's responsibilities include research, selection and portfolio management. Philip Greenblatt, CFA is a Portfolio Manager and Senior Analyst at EIP. Mr. Greenblatt joined SCM in 2011 and was appointed to his current role in 2020.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1343 (7/21)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
(the "Funds")

Supplement Dated July 2, 2021
to the Class I Prospectus (the "Prospectus") dated January 31, 2021, as amended on July 2, 2021

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Snow Capital Management, L.P. no longer serves as a sub-adviser to the Funds. As such, all references to Snow Capital Management, L.P. are hereby deleted from the Prospectus.

In addition, in the Fund Summary for the Small Cap Fund and Small Cap Value Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Easterly Investment Partners LLC	Joshua Schachter, CFA	Since 2014	Senior Portfolio Manager
	Philip Greenblatt, CFA	Since 2020	Portfolio Manager, Senior Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Easterly Investment Partners LLC: Easterly Investment Partners LLC (EIP), located at 138 Conant Street, Beverly, Massachusetts, 01915 serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to EIP. Joshua Schachter, CFA is a Senior Portfolio Manager at EIP. Prior to EIP's acquisition of Snow Capital Management (SCM) in 2021, Mr. Schachter had been with SCM since the firm's inception in 2001. Mr. Schachter's responsibilities include research, selection and portfolio management. Philip Greenblatt, CFA is a Portfolio Manager and Senior Analyst at EIP. Mr. Greenblatt joined SCM in 2011 and was appointed to his current role in 2020.

In addition, under the same section, under the same sub-section, under the heading titled "Small Cap Value Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Easterly Investment Partners LLC: Easterly Investment Partners LLC (Easterly), located at 138 Conant Street, Beverly, Massachusetts, 01915 serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals manages the portion of the Small Cap Value Fund's assets allocated to EIP. Joshua Schachter, CFA is a Senior Portfolio Manager at EIP. Prior to EIP's acquisition of Snow Capital Management (SCM) in 2021, Mr. Schachter had been with SCM since the firm's inception in 2001. Mr. Schachter's responsibilities include research, selection and portfolio management. Philip Greenblatt, CFA is a Portfolio Manager and Senior Analyst at EIP. Mr. Greenblatt joined SCM in 2011 and was appointed to his current role in 2020.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1344 (7/21)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Tax-Managed Small/Mid Cap Fund
(the "Funds")

Supplement Dated July 2, 2021
to the Class Y Prospectus (the "Prospectus") dated January 31, 2021, as amended on
May 27, 2021 and July 2, 2021

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Snow Capital Management, L.P. no longer serves as a sub-adviser to the Funds. As such, all references to Snow Capital Management, L.P. are hereby deleted from the Prospectus.

In addition, in the Fund Summary for the Small Cap Fund, Small Cap Value Fund and Tax-Managed Small/Mid Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Easterly Investment Partners LLC	Joshua Schachter, CFA	Since 2014	Senior Portfolio Manager
	Philip Greenblatt, CFA	Since 2020	Portfolio Manager, Senior Analyst

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Easterly Investment Partners LLC: Easterly Investment Partners LLC (EIP), located at 138 Conant Street, Beverly, Massachusetts, 01915 serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to EIP. Joshua Schachter, CFA is a Senior Portfolio Manager at EIP. Prior to EIP's acquisition of Snow Capital Management (SCM) in 2021, Mr. Schachter had been with SCM since the firm's inception in 2001. Mr. Schachter's responsibilities include research, selection and portfolio management. Philip Greenblatt, CFA is a Portfolio Manager and Senior Analyst at EIP. Mr. Greenblatt joined SCM in 2011 and was appointed to his current role in 2020.

In addition, under the same section, under the same sub-section, under the heading titled "Small Cap Value Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Easterly Investment Partners LLC: Easterly Investment Partners LLC (Easterly), located at 138 Conant Street, Beverly, Massachusetts, 01915 serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals manages the portion of the Small Cap Value Fund's assets allocated to EIP. Joshua Schachter, CFA is a Senior Portfolio Manager at EIP. Prior to EIP's acquisition of Snow Capital Management (SCM) in 2021, Mr. Schachter had been with SCM since the firm's inception in 2001. Mr. Schachter's responsibilities include research, selection and portfolio management. Philip Greenblatt, CFA is a Portfolio Manager and Senior Analyst at EIP. Mr. Greenblatt joined SCM in 2011 and was appointed to his current role in 2020.

In addition, under the same section, under the same sub-section, under the heading titled "Tax-Managed Small/Mid Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Easterly Investment Partners LLC: Easterly Investment Partners LLC (Easterly), located at 138 Conant Street, Beverly, Massachusetts, 01915 serves as a Sub-Adviser to the Tax-Managed Small/Mid Cap Fund. A team of investment professionals manages the portion of the Tax-Managed Small/Mid Cap Fund's assets allocated to EIP. Joshua Schachter, CFA is a Senior Portfolio Manager at EIP. Prior to EIP's acquisition of Snow Capital Management (SCM) in 2021, Mr. Schachter had been with SCM since the firm's inception in 2001. Mr. Schachter's responsibilities include research, selection and portfolio management. Philip Greenblatt, CFA is a Portfolio Manager and Senior Analyst at EIP. Mr. Greenblatt joined SCM in 2011 and was appointed to his current role in 2020.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1345 (7/21)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Fund
Small Cap Value Fund
Tax-Managed Small/Mid Cap Fund
(the "Funds")

Supplement Dated July 2, 2021
to the Statement of Additional Information ("SAI") dated January 31, 2021, as amended on
July 2, 2021

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Snow Capital Management, L.P. no longer serves as a sub-adviser to the Funds. As such, all references to Snow Capital Management, L.P. are hereby deleted from the SAI.

In addition, on the cover page of the SAI, "Easterly Investment Partners LLC" is added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

EASTERLY INVESTMENT PARTNERS LLC—Easterly Investment Partners LLC ("EIP") serves as a Sub-Adviser to a portion of the assets of the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds. EIP is a Delaware limited liability company founded in 2019, but with roots dating back to 1982.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

EIP

Compensation. SIMC pays EIP a fee based on the assets under management of the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds as set forth in an investment sub-advisory agreement between EIP and SIMC. EIP pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds. The following information relates to the period ended March 31, 2021.

EIP's Senior Portfolio Managers and Portfolio Managers are paid a competitive base salary, a discretionary bonus, and are, or will, be equity holders of the firm. Approximately one-third to one-half of their overall compensation is tied to a subjective analysis of their respective products' performance as well as the overall profitability of the firm. EIP's Senior Analysts and Analysts are paid a competitive base salary and a discretionary bonus that is based on their individual performance relative to expectations and the overall profitability of the firm. Approximately one-third to one-half of their overall compensation is bonus.

Key EIP employees have, after meeting certain performance objectives, an option to participate in direct equity ownership. All EIP Portfolio Managers and Senior Analysts are designated as key employees. All EIP equity holders are required to enter into employment agreements, which include non-compete provisions.

EIP attempts to benchmark compensation and benefits with other firms in the industry and/or market. EIP's objective is to provide total cash compensation that is competitive on a national basis and supplement with equity awards to provide long term incentive and retention.

Ownership of Fund Shares. As of March 31, 2021, EIP's portfolio managers did not beneficially own any shares of the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds.

Other Accounts. As of March 31, 2021, in addition to the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds, EIP's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Joshua Schachter, CFA	1	$25.3	0	$0	391	$816.0
Philip Greenblatt, CFA	1	$25.3	0	$0	132	$655.5

None of these accounts are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio managers being responsible for multiple accounts, including the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds which may have different investment guidelines and objectives. In addition to the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of EIP's management of the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds and other accounts, which, in theory, may allow EIP to allocate investment opportunities in a way that favors other accounts over the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds. This conflict of interest may be exacerbated to the extent that EIP or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds. EIP (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds. To the extent a particular investment is suitable for both the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds and the other accounts, such investments will be allocated between the Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds and the other accounts in a manner that EIP determines is fair and equitable under the circumstances to all clients, including Small Cap, Small Cap Value and Tax-Managed Small/Mid Cap Funds.

To address and manage these potential conflicts of interest, EIP has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1346 (7/21)